October 2, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Investment Trust (the "Registrant")
1933 Act File No. 033-65170
1940 Act File No. 811-07822

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on September 21, 2012 under Rule 497(e) (Accession No. 0001437749-12-009662) to the Inflation Protection Bond Fund prospectus dated August 1, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4916.

Sincerely,

/s/ Daniel K. Richardson
Daniel K. Richardson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com

Inflation Protection Bond Fund

October 2, 2012

EXPLANATORY NOTE

On behalf of the Inflation Protection Bond Fund, a series of American Century Investment Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on September 21, 2012; such filing (Accession Number 0001437749-12-009662) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER                                                                            DESCRIPTION OF DOCUMENT
Exhibit – 101.INS	XBRL Instance Document
Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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